Subsequent Event - Additional Information (Detail) - Subsequent Event ¥ in Millions		1 Months Ended
	Dec. 15, 2017 $ / shares shares	Dec. 31, 2017 CNY (¥) Schools
Subsequent Event [Line Items]
Options granted | shares	900,000
Number of Class A ordinary shares available for purchase | shares	900,000
Percentage of options granted from the reserved shares	17.00%
Weighted average exercise price	$ 8.74
Value of ordinary shares	17.81
Weighted average grant date fair value	$ 11.96
Minimum
Subsequent Event [Line Items]
Vesting period	3 years
Maximum
Subsequent Event [Line Items]
Vesting period	5 years
Hubei Province Of China
Subsequent Event [Line Items]
Percentage of equity interest acquired		75.00%
Number of Kindergartens acquired | Schools		5
Business acquisition, considerations fair value | ¥		¥ 114